LEASES (Schedule of Components of operating lease costs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Operating lease cost	$ 12,462
Sublease income	(17)
Total net lease costs	$ 12,445